EARNINGS PER SHARE - Basic and diluted earnings per share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income attributable to the Company's ordinary shareholders - basic		$ 12,453,369	$ 10,545,978	$ 12,568,750
Dilution impact of the convertible preferred shares		50,750
Net income attributable to the Company's ordinary shareholders - diluted		$ 12,504,119	$ 10,545,978	$ 12,568,750
Denominator:
Weighted average number of shares - basic	[1]	25,555,096	25,555,096	25,555,096
Effects of dilutive securities: convertible preferred shares		72,896
Weighted average number of shares - diluted	[1]	25,627,992	25,555,096	25,555,096
Net income per share, basic	[1]	$ 0.49	$ 0.41	$ 0.49
Net income per share, diluted	[1]	$ 0.49	$ 0.41	$ 0.49

[1]	Shares related information for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).